Inventories (Details) - Schedule of inventories - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Ore on leach pad	$ 2,628,409	$ 3,266,091	$ 5,488,902
Carbon column in process	231,685	163,619	119,461
Finished goods	139,438	114,361	146,251
Inventory gross	2,999,532	3,544,071	5,754,614
Less long-term portion	(194,798)		(1,081,425)
Total	$ 2,804,734	$ 3,544,071	$ 4,673,189